Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Breakdown of inventories
	12/31/2025	12/31/2024
Fuels, lubricants and greases	3,395,951	3,009,100
Raw materials	313,445	373,544
Purchase for future delivery (1)	102,985	255,001
Consumable materials and other items for resale	292,054	129,539
Liquefied petroleum gas - LPG	120,537	128,098
Properties for resale	19,192	21,794
	4,244,164	3,917,076

(1)	Refers substantially to ethanol, biodiesel and advances for fuel acquisition.

Movements in the provision for inventory losses	Movements in the provision for inventory losses are as follows:

	12/31/2025	12/31/2024	12/31/2023
Opening balance	3,920	7,031	21,926
Addition to provision for obsolescence and other losses	4,191	-	-
Reversal of provision for obsolescence and other losses	(2,386)	(4,791)	(8,301)
Addition to provision for adjustment to realizable value	8,104	1,680	-
Reversal of provision for adjustment to realizable value	(1,428)	-	(6,594)
Closing balance	12,401	3,920	7,031